UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                      --------

                                      FORM N-Q
                                      --------

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                    INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                      --------


                                 101 Federal Street
                                  Boston, MA 02110
                 (Address of principal executive offices) (Zip code)

                                  SEI Corporation
                              One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                      DATE OF FISCAL YEAR END: APRIL 30, 2005

                     DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                     VALUE PORTFOLIO (UNAUDITED)
                                                                JANUARY 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 -------------   --------------
                                                    SHARES            VALUE
                                                 -------------   --------------

--------------------------------------------------------------------------------
COMMON STOCK -- 99.9%
--------------------------------------------------------------------------------
AUTOMOTIVE -- 4.8%
    Ford Motor                                       117,100      $    1,542,207
    General Motors                                    31,625           1,164,116
                                                                  --------------
                                                                       2,706,323
                                                                  --------------
BANKS -- 10.6%
    Bank of America                                   42,666           1,978,422
    Washington Mutual                                 48,500           1,956,975
    Wells Fargo                                       33,000           2,022,900
                                                                  --------------
                                                                       5,958,297
                                                                  --------------
COMPUTERS & SERVICES -- 16.8%
    Cisco Systems*                                    95,500           1,722,820
    Computer Sciences*                                20,800           1,071,616
    Hewlett-Packard                                   90,600           1,774,854
    International Business Machines                   20,800           1,943,136
    Microsoft                                         76,200           2,002,536
    Solectron*                                       180,800             898,576
                                                                  --------------
                                                                       9,413,538
                                                                  --------------
ENTERTAINMENT -- 3.9%
    Walt Disney                                       76,785           2,198,355
                                                                  --------------
FINANCIAL SERVICES -- 10.2%
    Bear Stearns                                      19,400           1,960,564
    Janus Capital Group                              123,700           1,834,471
    JPMorgan Chase                                    50,788           1,895,916
                                                                  --------------
                                                                       5,690,951
                                                                  --------------
FOOD, BEVERAGE & TOBACCO -- 5.7%
    Coca-Cola                                         38,200           1,584,918
    HJ Heinz                                          42,975           1,624,885
                                                                  --------------
                                                                       3,209,803
                                                                  --------------
INDUSTRIAL -- 9.9%
    3M                                                23,147           1,952,681
    Dover                                             44,850           1,717,755
    Emerson Electric                                  27,800           1,869,272
                                                                  --------------
                                                                       5,539,708
                                                                  --------------
INSURANCE -- 3.4%
    Allstate                                          37,400           1,886,456
                                                                  --------------
MEASURING DEVICES -- 2.9%
    Agilent Technologies*                             73,100           1,616,241
                                                                  --------------
MEDICAL PRODUCTS & SERVICES -- 6.6%
    Amgen*                                            28,900           1,798,736
    Johnson & Johnson                                 28,975           1,874,683
                                                                  --------------
                                                                       3,673,419
                                                                  --------------
PETROLEUM REFINING -- 3.4%
    Exxon Mobil                                       37,450           1,932,420
                                                                  --------------
PHARMACEUTICALS -- 7.3%
    Pfizer                                            79,375           1,917,700

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                     VALUE PORTFOLIO (UNAUDITED)
                                                                JANUARY 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 -------------   --------------
                                                    SHARES            VALUE
                                                 -------------   --------------

--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
PHARMACEUTICALS -- (CONTINUED)
    Schering-Plough                                  115,796      $    2,149,174
                                                                  --------------
                                                                       4,066,874
                                                                  --------------
RESTAURANTS -- 3.3%
    McDonald's                                        56,675           1,835,703
                                                                  --------------
RETAIL -- 6.4%
    Costco Wholesale                                  38,335           1,812,095
    Gap                                               80,900           1,780,609
                                                                  --------------
                                                                       3,592,704
                                                                  --------------
TELEPHONES & TELECOMMUNICATIONS -- 1.2%
    Nortel Networks*                                 204,000             663,000
                                                                  --------------
TOYS & GAMES -- 3.5%
    Mattel                                            99,900           1,943,055
                                                                  --------------


    Total Investments+ -- 99.9%
        (Cost $53,076,416)                                        $   55,926,847
                                                                  ==============




PERCENTAGES ARE BASED ON NET ASSETS OF $55,982,465.
* NON-INCOME PRODUCING SECURITY

+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS
  $53,516,030, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,529,052 AND ($7,118,235), RESPECTIVELY.

 FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


CAM-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                --------------------------------
                                                James F. Volk
                                                President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                --------------------------------
                                                James F. Volk
                                                President


Date March 15, 2005

By (Signature and Title)*                       /s/ Peter J. Golden
                                                --------------------------------
                                                Peter J. Golden
                                                Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.